Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2023
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers	The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:
	Six Months Ended June 30,
	2023	2022

Insurance brokerage commissions	$979,236	$340,218
Securities brokerage commissions	1,688,618	2,130,975
Market making commissions and fees	1,020,189	677,338
Sale of NFTs	-	438,041
Total revenue from contracts with customers	$3,688,043	$3,586,572

Hong Kong	2,667,854	2,909,234
Cayman Islands	1,020,189	677,338
	$3,688,043	$3,586,572

Schedule of Trading Gains (Loss) Breakdown	The following table represents trading gain (loss) breakdown:
	For the Six Months Ended June 30,
	2023	2022

CFD trading gains/(losses)	$8,128,247	$(7,589,240)
TRS trading gains/(losses)	312,327	(3,014,475)
Other trading gains/(losses)	(621,755)	428,682
Total	$7,818,819	$(10,175,033)

	Trading Revenue
Line Item in Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	2023	2022
Trading gains (losses)	$7,818,819	$(10,175,033)

Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss)	The following table represents the effect of trading activities on the consolidated statements of operations and comprehensive income (loss):
	Trading Revenue
Type of Instrument	2023	2022
Foreign Currency	$-	$(354)
Stock Indices	9,091,210	(7,269,754)
Commodities	(962,963)	(319,132)
Equity	(309,428)	(2,585,793)
	$7,818,819	$(10,175,033)